DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2017 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Ferrari N.V.
Entity Central Index Key	0001648416
Document Type	20-F
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	188,953,874